About the presentation of our financial statements	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
About the presentation of our financial statements	About the presentation of our financial statements
All financial statement values are presented in US dollars and rounded to the nearest million (US$m) unless otherwise stated. Where applicable, comparatives have been adjusted to measure or present them on the same basis as current year figures.
Our financial statements for the year ended 31 December 2023 were authorised for issue in accordance with a Directors’ resolution on
21 February 2024.
a. The basis of preparation
The financial information included in the financial statements for the year ended 31 December 2023, and for the related comparative periods, has been prepared:
–under the historical cost convention, as modified by the revaluation of certain financial instruments, the impact of fair value hedge accounting on the hedged items and the accounting for post-
employment assets and obligations;
–on a going concern basis, management has prepared detailed cash flow forecasts for at least 12 months and has updated life-of-mine plan models with longer-term cash flow projections, which
demonstrate that we will have sufficient cash, other liquid resources and undrawn credit facilities to enable us to meet our obligations as they fall due;
–to meet international accounting standards as issued by the
International Accounting Standards Board (IASB) and
interpretations issued from time to time by the IFRS Interpretations
Committee (IFRS IC), which are mandatory at 31 December 2023.
The above accounting standards and interpretations are collectively referred to as “IFRS” in this report and contain the principles we use to create our accounting policies. Where necessary, adjustments are made to the locally reported assets, liabilities, and results of subsidiaries, joint arrangements and associates to align their accounting policies with ours for consistent reporting.
b.The basis of consolidation
The financial statements consolidate the accounts of Rio Tinto plc and
Rio Tinto Limited (together “the Companies”) and their respective subsidiaries (together “the Group”, “we”, “our”) and include the Group’s share of joint arrangements and associates.
We consolidate subsidiaries where either of the companies controls the entity. Control exists where either of the companies has: power over the entities, that is, existing rights that give it the current ability to direct the relevant activities of the entities (those that significantly affect the companies’ returns); exposure, or rights, to variable returns from its involvement with the entities; and the ability to use its power to affect those returns. A list of principal subsidiaries is shown in note 30.
A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed sharing of control such that decisions about the relevant activities of the arrangement (those that significantly affect the companies’ returns)
require the unanimous consent of the parties sharing control. We have two types of joint arrangements: joint operations (JOs) and joint ventures (JVs). A JO is a joint arrangement in which the parties that share joint control have rights to the assets and obligations for the liabilities relating to the arrangement. This includes situations where the parties benefit from the joint activity through a share of the output, rather than by receiving a share of the results of trading. For our JOs, shown in note 31, we recognise: our share of assets and liabilities;
revenue from the sale of our share of the output and our share of any revenue generated from the sale of the output by the JO; and its share of expenses. All such amounts are measured in accordance with the terms of the arrangement, which is usually in proportion to our interest in the JO. These amounts are recorded in our financial statements on the appropriate lines. A JV is a joint arrangement in which the parties that share joint control have rights to the net assets of the arrangement.
JVs are accounted for using the equity accounting method.
An associate is an entity over which we have significant influence.
Significant influence is presumed to exist where there is neither control nor joint control and the Group has over 20% of the voting rights, unless it can be clearly demonstrated that this is not the case. Significant influence can arise where we hold less than 20% of the voting rights if we have the power to participate in the financial and operating policy decisions affecting the entity. It also includes situations of collective control.
We use the term “equity accounted units” (EAUs) to refer to associates and JVs collectively. Under the equity accounting method, the investment is recorded initially at cost to the Group, including any goodwill on acquisition. In subsequent periods, the carrying amount of the investment is adjusted to reflect the Group’s share of the EAUs’
retained post-acquisition profit or loss and other comprehensive income.
Our principal JVs and associates are shown in note 32.
In some cases, we participate in unincorporated arrangements and have rights to our share of the assets and obligations for our share of the liabilities of the arrangement rather than a right to a net return, but we do not share joint control. In such cases, we account for these arrangements in the same way as our joint operations, with all such amounts measured in accordance with the terms of the arrangement, which is usually in proportion to our interest in the arrangement.
All intragroup transactions and balances are eliminated
on consolidation.
c.Materiality
Our Directors consider information to be material if correcting a misstatement, omission or obscuring could, in the light of surrounding circumstances, reasonably be expected to change the judgement of a reasonable person relying on the financial statements. The Group considers both quantitative and qualitative factors in determining whether information is material; the concept of materiality is therefore not driven purely by numerical values.
When considering the potential materiality of information, management makes an initial quantitative assessment using thresholds based on estimates of profit before taxation; for the years ended 31 December 2023 and 31 December 2022 the quantitative threshold was US$700 million.
However, other considerations can result in a determination that lower values are material or, occasionally, that higher values are immaterial. These considerations include whether a misstatement, omission or obscuring: masks a change or trend in key performance indicators; causes reported key metrics to change from a positive to a negative value or vice-versa; affects compliance with regulatory requirements or other contractual requirements; could result in an increase to management’s compensation; or might conceal an unlawful transaction.
In assessing materiality, management also applies judgement based on its understanding of the business and its internal and external financial statement users. The assessment will consider user expectations of numerical and narrative reporting. Sources used in making this assessment would include, for example: published analyst consensus measures, experience gained in formal and informal dialogue with users (including regulatory correspondence), and peer group benchmarking.
d.Summary of key judgements or other relevant judgements made in applying the accounting policies
The preparation of the financial statements requires management to use judgement in applying accounting policies and in making critical accounting estimates.
These judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Areas of judgement in the application of accounting policies that have the most significant effect on the amounts recognised in the financial statements and key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are noted below. Further information is contained in the notes to the financial statements.
Summarised below are the key judgements that we have taken in the application of the Group’s accounting policies for 2023 and how they compare to the prior year. Taking a different judgement over these matters could lead to a material impact on the 2023 financial statements. More detail on the judgement can be found in the respective notes.

Key judgements	2023	2022	Context
Indicators of impairment and impairment reversals (note 4)	✓	✓
Various cash-generating units of the Group have been impaired in previous years and are, therefore, monitored closely for indicators of further impairment or impairment reversal as such adjustments would likely be material to our results.

Deferral of stripping costs (note 13)	✓	✓
The deferral of stripping costs is a key judgement in open-pit mining operations as it impacts the amortisation base for these costs, calculated on a units of production basis; this involves determining whether multiple pits are considered separate or integrated operations, which in turn influences the classification of stripping activities as pre-production or production phase. This judgement relies on various factors that are based on the unique characteristics and circumstances of each mine.

Estimation of asset lives (note 13)	✓	✓
The useful lives of major assets are often linked to the life of the orebody they relate to, which is in turn based on the life-of-mine plan. Where the major assets are not dependent on the life of a related orebody, management applies judgement in estimating the remaining service potential of long-lived assets. The accuracy of estimating these useful lives is essential for determining the appropriate allocation of costs over time, reflecting the consumption of the asset’s economic benefits.

Close-down, restoration and environmental obligations (note 14)	✓	✓
Significant judgement is required to assess the possible extent of closure rehabilitation work needed to fulfil the Group’s legal, statutory, and constructive obligations, along with other commitments to stakeholders.
This involves leveraging our experience in evaluating available options and techniques to meet these obligations, associated costs and their likely timing and, crucially, determining when that estimate is sufficiently reliable to make or adjust a closure provision.

Information on other relevant judgements to help understand the financial statements has been incorporated into the relevant accounting policy sections of each note. We have summarised these judgements below:

Other relevant judgements	2023	2022	Context
Identification of functional currencies (f below)	✓	✓
The determination of functional currency is a relevant judgement as it affects the measurement of non-current assets included in the balance sheet and, as a consequence, the depreciation and amortisation of those assets included in the income statement. It also impacts exchange gains and losses included in the income statement and in equity.

Exclusions from underlying EBITDA (note 1)	✓	✓
Judgement is required in excluding items from profit after tax as they are gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance.

Determination of cash-generating units (CGUs) (note 4)	✓	✓	Judgement is applied to identify the Group’s CGUs, particularly when assets belong to integrated operations. Changes in asset allocations to CGUs could impact impairment charges and reversals.
Uncertain tax positions (note 10)	✓	✓
Where the amount of tax payable or recoverable is uncertain in any of the jurisdictions in which the Group operates, whether due to the local tax authority challenge or due to uncertainty regarding the appropriate treatment, judgement is required to assess the probability that the adopted treatment will be accepted.

Assessment of indefinite-lived water rights in Quebec (note 12)	✓	✓
We continue to judge the water rights in Quebec to have an indefinite life because we expect the contractual rights to contribute to the efficiency and cost effectiveness of our operations for the foreseeable future. This determination is a relevant judgement as intangible assets that are deemed to have indefinite lives are not amortised; they are reviewed annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment.

Recoverability of deferred tax assets (note 15)	✓	✓
In considering the recoverability of deferred tax assets, judgement is required regarding the extent to which certain risk factors are likely to affect the recovery of these assets, including future profit forecasts.

Lease assessment (note 21)	✓	0	The Group has entered into renewable energy power purchase agreements that require judgements to assess whether the arrangement contains a lease for the relevant power generating assets.
Accounting for the Pilbara Iron Arrangements (note 31)	✓	✓	In assessing the Pilbara Iron Arrangements, judgement is required in concluding whether they collectively constitute a joint arrangement.
Basis of consolidation of Queensland Alumina Limited (note 31)	0	✓
Judgement is required to assess how we consolidate Queensland Alumina
Limited (QAL). As a result of the Australian government imposing Trade
Sanctions against Russia, QAL is not able to process bauxite on behalf of
Rusal entities. Rio Tinto has contributed additional bauxite tonnes to ensure that 100% of production capacity is maintained. We continue to account for
QAL as a joint operation.

Accounting for Minera Escondida Ltda (note 32)	✓	✓	Judgement is required in our determination that Escondida is a joint venture as this impacts the classification of the entity in the financial statements.
Recognition of contingencies (note 37)	✓	✓
Judgement is required to determine whether disclosure is made for material contingent liabilities depending on whether the possibility of any loss arising is considered remote, and whether these can be reliably estimated in order to be quantified.

e.Key sources of estimation uncertainty
We define key sources of estimation uncertainty as accounting estimates that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. We summarise below the most significant items and the rationale for their identification. Relevant sensitivities are included within the indicated financial statement notes.

Key accounting estimates	2023	2022	Context
Estimation of the close-down, restoration and environmental cost obligations (note 14)	✓	✓
Close-down, restoration and environment obligations are based on cash flow projections derived from studies that incorporate planned rehabilitation activities, cost estimates and discounting for the time value. Closure studies are performed to a rolling schedule with increased frequency and engineering accuracy for sites approaching end of life. Information from these studies can result in a material change to the associated provisions. The most significant closure provision update related to the Ranger mine at Energy Resources of Australia.  The provision is based on reforecast cash flows, these are subject to further study which could result in material adjustment in the near term.

Estimation of obligations for post- employment costs (note 28)	✓	✓
The value of the Group’s obligations for post-employment benefits is dependent on the amount of benefits that are expected to be paid out, discounted to the balance sheet date. There is significant estimation uncertainty pertaining to the most significant assumptions used in accounting for pension plans, namely the discount rate, the long-term inflation rate and mortality rates.

f.Currency

Other relevant judgements - identification of functional currency
We present our financial statements in US dollars, as that presentation currency most reliably reflects the global business performance of the
Group as a whole.
The functional currency for each subsidiary, unincorporated arrangement, joint operation and equity accounted unit is the currency of the primary economic environment in which it operates. For businesses that reside in developed economies, the functional currency is generally the currency of the country in which it operates because of the dominance of locally incurred costs. If the business resides in an emerging economy, the US dollar is generally identified to be the functional currency as a higher proportion of costs, particularly imported goods and services, are agreed and paid in US dollars, in common with other international investors. Determination of functional currency involves judgement, and other companies may make different judgements based on similar facts.
The determination of functional currency affects the measurement of non-current assets included in the balance sheet and, as a consequence, the depreciation and amortisation of those assets included in the income statement. It also impacts exchange gains and losses included in the income statement and in equity. We also apply judgement in determining whether settlement of certain intragroup loans is neither planned nor likely in the foreseeable future and, therefore, whether the associated exchange gains and losses can be taken to equity.
During 2023, A$15 billion of intragroup loans continued to meet these criteria; associated exchange gains and losses are taken to equity.

On consolidation, income statement items for each entity are translated from the functional currency into US dollars at the full-year average rate of exchange, except for material one-off transactions, which are translated at the rate prevailing on the transaction date. Balance sheet items are translated into US dollars at period-end exchange rates.
Exchange differences arising on the translation of the net assets of entities with functional currencies other than the US dollar are recognised directly in the currency translation reserve. These translation differences are shown in the statement of comprehensive income, with the exception of the translation adjustment relating to Rio Tinto Limited’s share capital, which is shown in the statement of changes in equity.
Where an intragroup balance is, in substance, part of the Group’s net investment in an entity, exchange gains and losses on that balance are taken to the currency translation reserve.
Except as noted above, or where exchange differences are deferred as part of a cash flow hedge, all other differences are charged or credited to the income statement in the year in which they arise.
The principal exchange rates used in the preparation of the financial statements were:

	Full-year average			Year-end
One unit of local currency buys the following number of US dollars	2023	2022	2021	2023	2022	2021
Pound sterling	1.24	1.24	1.38	1.28	1.21	1.35
Australian dollar	0.66	0.69	0.75	0.69	0.68	0.73
Canadian dollar	0.74	0.77	0.80	0.76	0.74	0.78
Euro	1.08	1.05	1.18	1.11	1.07	1.13
South African rand	0.054	0.061	0.068	0.054	0.059	0.063
Mineral Reserves and Mineral Resources
A Mineral Resource is a concentration or occurrence of solid material of economic interest in or on the Earth’s crust in such form, grade (or quality), and quantity that there are reasonable prospects for eventual economic extraction. An Mineral Reserve is the economically mineable part of a measured or indicated Mineral Resource.
The estimation of Mineral Reserves and Mineral Resources requires judgement to interpret available geological data and subsequently to select an appropriate mining method and then to establish an extraction schedule. At least annually, the Qualified Persons of the Group
(according to the Australasian Code for Reporting of Exploration
Results, Mineral Resources and Mineral Reserves (the JORC Code)),
estimate Mineral Reserves and Mineral Resources using assumptions such as:
–available geological data;
–expected future commodity prices and demand;
–exchange rates;
–production costs;
–transport costs;
–close-down and restoration costs;
–recovery rates;
–discount rates; and
–renewal of mining licences.
With regard to our future commodity price assumptions, to calculate our
Mineral Reserves and Mineral Resources for our filing on the Australian
Securities Exchange and London Stock Exchange, we use prices generated by our Strategy and Economics team (refer to the Climate change section for further details about our pricing methodology). For this Form 20-F, we use consensus price or historical pricing and comply with subpart 1300 of Regulation S-K (SK-1300), instead of with the
JORC code.
We use judgement as to when to include Mineral Resources in
accounting estimates, for example, the use of Mineral Resources in our depreciation policy as described in note 13 and in the determination of the date of closure as described in note 14.
There are many uncertainties in the estimation process and
assumptions that are valid at the time of estimation may change significantly when new information becomes available. New geological or economic data or unforeseen operational issues may change estimates of Mineral Reserves and Mineral Resources. This could cause material adjustments in our financial statements to:
–depreciation and amortisation rates;
–carrying values of intangible assets and property, plant and equipment;
–deferred stripping costs;
–provisions for close-down and restoration costs; and
–recovery of deferred tax assets.
Impact of climate change on the Group
The impacts of climate change and the execution of our climate change strategy on our financial statements are discussed below:
Strategy and approach to climate change
In 2021, we put the low-carbon transition at the heart of our business strategy, setting a clear pathway to deliver long-term value as well as ambitious targets to decarbonise our business.
Our targets are to reduce Scope 1 and 2 emissions by 15% by 2025,
50% by 2030 (both relative to our 2018 equity baseline) and to reach net zero emissions by 2050. These targets are aligned with efforts to limit warming to 1.5°C – the stretch long-term goal of the Paris
Agreement. The pathway to reducing our carbon footprint is organised into six global decarbonisation programs focused on renewables,
Pacific aluminium operations, aluminium anodes including ELYSISTM technology, alumina processing decarbonisation, minerals processing decarbonisation and diesel alternatives. Nature-based solutions (NbS)
and carbon credits complement our decarbonisation programs. By 2025 we expect to have made financial commitments to abatement projects on renewables, diesel replacement and process heat that will achieve more than 15% of Group emissions, however, our actual emissions abatement will lag these. To accelerate these activities, we established the Rio Tinto Energy and Climate Team led by our Chief
Decarbonisation Officer. To deliver our decarbonisation strategy, we estimate that we will invest around US$5 billion to US$6 billion in capital between 2022 to 2030 (revised from US$7.5 billion in prior year, due to the increased role of commercial contracts treated as operating expenditure and our expected timeline of fleet electrification roll out post
2030). This excludes capitalised voluntary and compliance-based offset costs.
Our approach to addressing Scope 3 emissions is to engage with our customers on climate change and work with them to develop and scale up the technologies to decarbonise steel and aluminium production.
Our forecast growth capital expenditure captures new growth
opportunities with a focus on materials that are expected to see strong demand growth from the low carbon transition. This includes our investment in Simandou, completion of the Oyu Tolgoi underground copper-gold mine and investment in new copper and lithium projects.
Our budget for central greenfield exploration mainly focuses on copper with a growing battery materials program.
Decarbonisation investment decisions are made under a dedicated evaluation framework, which includes consideration of the value of the investment and its impact on the cost base, the level of abatement, the maturity of the technology, the competitiveness of the asset and its policy context, and alternative options on the pathway to net zero.
Projects are also assessed against our approach to a just transition, with consideration of the impact on employees, local communities, and industry.
Climate change scenarios
Our strategy and approach to climate change are informed by our analysis of the interplay of global megatrends, explored through the lens of plausible global scenarios. These set the context for our industry and underpin our commodity price outlooks, portfolio and capital allocation choices and how we operate as a business.  There are many plausible scenarios for global energy transition, all with different impacts on future commodity price outcomes. We did not fundamentally change our scenarios in 2023, but have updated the temperature outcomes in 2100 based on the Sixth Assessment Report of the Intergovernmental Panel
on Climate Change. The following two core scenarios are used to generate a single central reference case for use in commodity price forecasts, valuation models, reserves and resources determination and in determining estimates for assets and liabilities in our financial statements, as was the case in the prior year:
–Competitive Leadership scenario, limiting global warming to between
1.6°C-2°C (previously 2°C) by 2100, reflects a rapidly developing world of high growth and strong climate action post-2030, with change driven by policy and competitive innovation. As a result, we expect that countries achieve their Glasgow Climate Pact
commitments agreed at the UN Climate Summit (COP26). Global
weighted average carbon prices are forecast to rise rapidly at an average of 8% per year over the next three decades, reaching
US$42/tCO2e in 2030, and rising rapidly post-2030 to incentivise significant mitigation in industrial sectors post-2030.
–Fragmented Leadership scenario, with global warming to between
2.1-2.5°C (previously exceeding 2.5°C) by 2100, is characterised by limited progress on policy reform with volatile low growth. We expect that nations eventually achieve their 2030 Nationally Determined
Contributions as agreed in Paris in 2015 but fail to progress towards long-term carbon goals agreed at COP26. Global weighted average carbon prices are forecast to rise slowly, at an average of 2.9% per year over the period to 2050, reaching US$42 in 2030; but remain too low post-2030 to incentivise significant mitigation in industrial sectors resulting in flat global emissions post-2030.
We note with concern that at the UN Climate Summit in late 2023
(COP28), it was evident in the global stock take that progress to decarbonise the global economy is falling short of the goal to limit warming to 1.5°C by 2100 and that current climate policies in many countries are not yet aligned with their stated ambitions. Consequently, neither of our two core scenarios are consistent with the expectation of climate policies required to accelerate the global transition to meet the stretch goal of the Paris Agreement. Although our operational emissions reduction targets align with the goals of the Paris Agreement, our two core scenarios do not. As a result, we also assess our sensitivity and test the economic performance of our business against a scenario we have developed to reflect our view of the global actions required to meet the stretch goal of the Paris Agreement. We refer to this Paris-aligned scenario as the Aspirational Leadership scenario.
The Aspirational Leadership scenario reflects a world of high growth, significant social change and accelerated climate action. Global weighted average carbon prices rise rapidly – at an average of 9.3%
per year over the next three decades – reaching $59/tCO2e in 2030 and incentivise rapid and deep reductions in industrial emissions post-2030.
Despite geopolitical differences, major economies work together through multilateral frameworks and proactively work towards limiting temperature change to 1.5°C by 2100. The Aspirational Leadership scenario is a commodity sales price and carbon tax sensitivity, with all other inputs remaining equal to our Reference Case. It is built by design to reach net zero emissions globally by 2050 and help us better understand the pathways to meet the Paris Agreement goal, and what this could mean for our business. It is used for strategy and risk discussions, including analysis of sensitivity to our view of a Paris-
aligned pathway and comparison of relative economic performance to our core scenarios.
Importantly, none of our three scenarios are considered a definitive representation for our assessment of the future impact of climate change on the Group. Scenario modelling has inherent limitations and, by its nature, allows a range of possible outcomes to be considered where it is impossible to predict which outcome is likely.
We do not publish the commodity price forecasts associated with these scenarios, as to do so would weaken our position in commercial negotiations and might give rise to concerns from other market participants.
Low-carbon transition risks and opportunities, financial
resilience of our portfolio
Through our strategy process, we compare the economic performance of our portfolio under our two core scenarios and the Aspirational
Leadership scenario. This indicates that, overall, the economic performance of our portfolio would be stronger in scenarios with proactive climate action, particularly in relation to aluminium, copper and higher-grade iron ore. This reflects anticipated increased demand for these commodities in the low-carbon transition.
We anticipate that our Group’s overall economic performance will be the strongest under the Competitive Leadership scenario and the weakest under the Fragmented Leadership scenario.  Our Aspirational
Leadership scenario predicts the Group's overall economic performance would fall between the Fragmented Leadership and Competitive
Leadership scenarios. This reflects higher estimated economic performance for our copper and aluminium businesses in the
Aspirational Leadership scenario, based on their higher price profiles, offset by higher expected carbon penalties across our operating jurisdictions, and lower prices for lower grade iron ore products. Refer below for our assessment of the accounting implications of forecast commodity pricing in the Aspirational Leadership scenario.
We carefully monitor and manage transition risks linked to our operational Scope 1 and 2 emissions and value-chain Scope 3
emissions.  In particular, we expect the decarbonisation of our assets to benefit from the implementation of new technologies. The pace of technological development is uncertain, which could delay or increase the cost of our decarbonisation efforts.
Physical risk impacts
In 2022, we launched the Physical Resilience Program across the
Group starting with the asset-level resilience assessment in iron ore operations in the Pilbara and aluminium operations in the Saguenay. In
2023, we continued to make progress in a Group-wide, top-down assessment to further understand the risks and opportunities associated with physical climate change and to quantify any financial impacts, in addition to the site-specific, bottom-up assessments, which will continue in the foreseeable future. Asset-level resilience assessments conducted across our Canadian sites, including
Saguenay, Kitimat, and IOC; our iron ore project at Simandou in
Guinea; at Weipa and Yarwun in Australia as well as our ongoing review processes, including impairment assessments, have not identified any material accounting impacts to date. For example, in 2023, no write-offs were necessary in the Pilbara, where certain infrastructure assets, such as transmission lines, that have reached the end of their natural lives are being replaced with climate resilient infrastructure. In addition, we do not foresee the renewal of our contractual water rights in Canada that have been classified as indefinite-lived intangible assets to be at risk from climate change (note 12). Further, closure planning considers future climate change projections at each step of the process to support safe and appropriate final landform design.
NbS, carbon credits and renewable energy certificates
(RECs)
While prioritising emissions reductions at our operations, we are also investing in NbS that can bring benefits to people, nature and climate.
We have three pathways to securing carbon credits: investment in
Australian Carbon Credit Units (ACCUs), the development of our own voluntary projects and commercial agreements with voluntary carbon credit developers. We may use high quality carbon credits from these projects towards our 2030 target. This will complement our abatement project portfolio and support our compliance with carbon pricing regulation such as the Safeguard Mechanism in Australia
(approximately half of our Group emissions are subject to carbon pricing regulation in Australia, Canada and elsewhere).
In March 2023, the Australian Parliament legislated to introduce reforms to the Safeguard Mechanism that apply from 1 July 2023. In the short-
to-medium term, we anticipate that a number of our facilities will be above the legislated baseline, requiring us to purchase and surrender
ACCUs. In 2023, we purchased US$61 million (2022: US$33 million) of carbon credits and RECs. They have been acquired for our own use and are accounted for as intangible assets (note 12).
Accounting impacts from executing our strategy
Global decarbonisation and the world’s energy transition continue to evolve, with the potential to materially impact our future financial results as our significant accounting judgements and key estimates are updated to reflect prevailing circumstances. In response, carrying values of assets and liabilities could be materially affected in future periods. Our current strategy and approach to decarbonise our operations and achieve our Scope 1 and 2 emissions targets are considered in our significant judgements and key estimates reflected in these financial results.
Progressing our strategy to grow in materials needed for the low-
carbon transition
As part of our strategy to grow in materials essential for the energy transition we progressed our high-grade iron ore project in Simandou, we continued to invest in our copper portfolio and the Rincon lithium project. These projects follow our existing accounting policies on undeveloped properties and cost capitalisation.
As discussed in note 5, we entered into an agreement with Giampaolo
Group to form the Matalco joint venture for a combined consideration of
US$738 million to meet a growing demand for recycled aluminium solutions. The investment is accounted for under the equity method. In
2023, we also invested US$45 million in a copper project known as
Nuevo Cobre accounted for as an investment in a partially owned subsidiary (note 5).
Decarbonising our portfolio
As part of our decarbonisation programs, we invested US$94 million
(2022: US$86 million) in various decarbonisation projects, all capitalised on balance sheet. Our operating expenditure on Scope 1, 2 and 3 energy efficient initiatives and research and development (R&D) costs, inclusive of our equity share of R&D related to ELYSISTM, was
US$234 million (2022: US$138 million), all recognised in the income statement (note 7). Our capital commitments related to decarbonisation in 2023 totalled US$123 million (2022: US$8 million)and included the
Amrun renewable power purchase agreement (PPA) classifed as a lease not yet commenced (note 37).
In addition, we invested US$36 million (2022: US$42 million) in entities specialising in decarbonisation and related technology, accounted for as financial assets, and Australian Integrated Carbon (AIC), a leading developer of high-quality carbon credits, which is an equity accounted unit.
Given the significant investments we are making to abate our carbon emissions, we have considered the potential for asset obsolescence, with a particular focus on our Pilbara operations where we are building our own renewable assets and are prioritising investment in renewables to switch away from natural gas power generation. No material changes to useful economic lives have been identified in the current year as the assets are expected to be required for the transition (note 13). As the renewable projects progress, it is possible that such adjustments may be identified in the future.
Large scale renewable power off-take arrangements require judgement to determine the appropriate accounting treatment and may result in a lease, a derivative or an executory contract depending on contractual terms (refer to note 21 for further information on significant judgements in lease assessment). The renewable solar PPAs at Richards Bay
Minerals (RBM) will be accounted for on an accrual basis as energy is produced, while the renewable offtake arrangements at QIT
Madagascar Minerals (QMM) and Amrun are leases.
As part of the program to develop renewable energy solutions for our
Queensland aluminium assets, on 22 December 2023 we entered into a long-term renewable 1.1GW PPA at Upper Calliope Solar Farm, to buy renewable electricity and associated green products to be generated in the future. The contract is accounted for as a level 3 financial derivative with a zero fair value at inception and an immaterial value at year end. The derivative will require complex measurement over the contract’s term.
No adjustments to useful lives of the existing fleet have been identified to date as a result of planned fleet electrification in the Pilbara and the purchase of battery-powered locomotives in the prior period. The solutions are still in development or pilot stages and the gradual fleet replacement is intended to be part of the normal lifecycle renewal of trucks. Depending on technological development, which is highly uncertain, this could lead to accelerated depreciation in the future.
Similarly, our target to have net zero vessels in our portfolio by 2030 has not given rise to accounting adjustments to date, as the replacement is planned as part of the lifecycle renewal. The energy efficiency double digestion project at Queensland Alumina refinery does not reduce the economic lives of the underlying alumina assets, but could lower operating costs and improve margins. The expenditure on our own carbon abatement projects and technology advancements follows existing accounting policies on cost capitalisation, research and development costs.
Impairment - sensitivities to climate change
In our impairment review process we consider the risks associated with climate change.
The Gladstone alumina refineries are responsible for more than half of our Scope 1 carbon dioxide emissions in Australia and therefore have been a key focus as we evaluate options to decarbonise our assets.
The legislated Safeguard Mechanism reforms referred to above, difficult trading conditions, together with our improved understanding of the capital requirements for decarbonisation, were identified as impairment triggers and an impairment of US$1,175 million was recognised during the year at the Yarwun alumina refinery and Queensland Alumina
Limited (note 4). The recoverable amount included the benefits of an energy efficiency digestion project at Queensland Alumina refinery. This does not reduce the economic lives of the underlying alumina assets but could lower operating costs and improve margins.
Following the impairment in 2022, we continue to evaluate lower emission power solutions for the Boyne smelter that could extend its life to at least 2040. In such circumstances, the net present value of the forecast future cash flows could support the reversal of past impairments. In note 4 we illustrated the sensitivity of the refineries valuations to the cost of carbon credits.
Under the Aspirational Leadership scenario, which is not used in the preparation of these financial statements, nor for budgeting purposes, the economic performance of copper and aluminium is expected to be stronger under supply and demand forward pricing curves, which we believe will be consistent with the Paris Agreement. It is possible therefore, under certain conditions, that historical impairments associated with these assets could reverse.
In the Aspirational Leadership scenario, the prices for lower-grade iron ore are supported in the medium term by an assumed underlying increase in GDP-driven demand. However, in the longer term, we assume the pricing for lower-grade iron ore to be weaker than in our core scenarios. This will depend on the development of low-carbon steel technology, the pace of which is uncertain, but is expected to be offset by higher prices for higher-grade iron ore. Consistent with the prior year, this is very unlikely to give rise to impairment triggers for
2024 or in the short- to medium-term due to the high returns on capital employed in the Pilbara and the slow deployment of low-carbon steel technology.
Use of Paris-aligned accounting
Forecast commodity prices, including carbon prices, incorporated into a blend of our two scenarios are used to inform critical accounting estimates included as inputs to impairment testing, estimation of remaining economic life for units of production depreciation and discounting closure and rehabilitation provisions. These prices represent our best estimate of actual market outcomes based on the range of future economic conditions regarding matters largely outside our control, as required by IFRS. As neither of our core scenarios represents the Group’s view of the goals of the Paris Agreement, our commodity price assumptions used in accounting estimates are not consistent with the expectation of climate policies required to accelerate the global transition to meet the goals of the Paris Agreement. As described above, we use our Aspirational Leadership scenario to understand the sensitivity of these estimates to Paris-aligned assumptions.
We completed the divestments of our coal businesses in 2018 and no longer mine coal, but retained a contingent royalty income from these divestments. Recent favourable coal prices exceeded contractual benchmark levels and resulted in the cash royalty receipt of
US$38 million during 2023. We also carry royalty receivables of
US$214 million on our balance sheet at 31 December 2023, measured at fair value (note 24). The fair value of this balance may be adversely impacted in the future by a faster pace of transition to a low carbon economy, but this impact is not expected to be material.
Closure dates and cost of closure are also sensitive to climate assumptions, including precipitation rates, but no material changes have been identified in the year specific to climate change that would require a material revision to the provisions in 2023. For those commodities with higher forward price curves under the Aspirational
Leadership scenario, it may be economical to mine lower mineral grades, which could result in the conversion of additional Mineral
Resources to Mineral Reserves and therefore longer dated closure.
Overall, based on the Aspirational Leadership scenario pricing outcomes, and with all other assumptions remaining consistent with those applied to our 2023 financial statements, we do not currently envisage a material adverse impact of the 1.5°C Paris-aligned sensitivity on asset carrying values, remaining useful life, or closure and rehabilitation provisions for the Group. It is possible that other factors may arise in the future, which are not known today, that may impact this assessment.
Additional commentary on the impact of climate change on our business is included in the following notes:
New standards issued and effective in the current year
Our financial statements have been prepared on the basis of
accounting policies consistent with those applied in the financial statements for the year ended 31 December 2022, except for the accounting requirements set out below, effective as at 1 January 2023.
Deferred Tax related to Assets and Liabilities arising from a
Single Transaction (Amendments to IAS 12 “Income
Taxes”), mandatory in 2023 and endorsed by the UK)
At 1 January 2023, we adopted narrow-scope amendments to IAS 12 and have restated comparative periods in accordance with the transition arrangements. These amendments introduce an exception to the initial recognition exemption application for transactions giving rise to equal and offsetting taxable and deductible temporary differences.
Under the amendments, separate deferred tax assets and liabilities are calculated and recognised, prior to application of any required recovery testing and permitted offsetting, and subsequent movements in those deferred tax assets and liabilities are recognised in the income statement. Our previous accounting policy stated that “where the recognition of an asset and liability from a single transaction gives rise to equal and offsetting temporary differences, we apply the initial recognition exemption allowed by IAS 12, and consequently recognise neither a deferred tax asset nor a deferred tax liability in respect of these temporary differences”.
The most significant impact of implementing these amendments is from temporary differences related to the Group’s provisions for close-down and restoration, and lease obligations and corresponding capitalised closure costs and right-of-use assets. Adjustments to deferred tax assets and liabilities related to these balances have been recognised as at 1 January
2021, being the beginning of the earliest comparative period to be presented in the financial statements for the year ended 31 December
2023, with the cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For other transactions, the impact of which was immaterial, the amendments apply only to those taking place on or after 1 January 2021. The impact on equity attributable to owners of Rio Tinto at 1 January 2023 of implementing the amendments to IAS 12 is as follows:

At 1 January	2023 US$m	2022 US$m	2021 US$m
Equity attributable to owners of Rio Tinto (previously reported)	50,175	51,415	47,054
Impact of IAS 12 amendments(a)	459	515	516
Restated equity attributable to owners of Rio Tinto	50,634	51,930	47,570
(a)Retained earnings adjustments at 1 January 2023 and 2022 include the impact of income statement adjustments for the years ended 31 December 2022 and 2021, respectively.
The restatement of deferred tax balances for the comparative reporting date is as follows:

31 December 2022
US$m
Deferred tax assets (previously reported)	2,766
Impact of IAS 12 amendments	30
Deferred tax assets (restated)	2,796

Deferred tax liabilities (previously reported)	(3,601)
Impact of IAS 12 amendments	437
Deferred tax liabilities (restated)	(3,164)

Net impact of IAS 12 amendments on deferred tax balances	467
Comprising, prior to offsetting of balances:
Deferred tax assets arising from:
- Provisions and other liabilities	1,586
- Capital allowances	(57)
1,529
Deferred tax liabilities arising from Capital allowances	(1,062)
Restatement of pre-offset balances at 31 December 2022 represents additional gross deferred tax liabilities of US$922 million and gross deferred tax assets of US$1,380 million in relation to close-down and restoration obligations and related capitalised closure costs, and additional gross deferred tax liabilities of US$140 million and gross deferred tax assets of US$149 million in relation to lease liabilities and related right-of-use assets.
The impact of restatement on net earnings for the years ended
31 December 2021 and 31 December 2022 were a net credit of
US$22 million and net charge of US$28 million, respectively, related to depreciation of closure and right of use assets and settlement of closure and lease liabilities.
IFRS 17 “Insurance Contracts” and Amendments to IFRS
17 “Insurance Contracts” (mandatory in 2023 and endorsed
by the UK)
We implemented IFRS 17 and related amendments on 1 January 2023, which provides consistent principles for all aspects of accounting for insurance contracts. The standard does not have a material impact on the Group.
Amendments to IAS 1 “Presentation of Financial
Statements”, IFRS Practice Statement 2 “Making Materiality
Judgements” and Amendments to IAS 8 “Accounting
policies, Changes in Accounting Estimates and Errors”
We adopted Amendments to IAS 1 and IFRS Practice Statement 2, requiring companies to disclose their material accounting policies rather than their significant accounting policies. The amendments do not have a material impact on the Group.
We adopted Amendments to IAS 8 clarifying how companies should distinguish changes in accounting policies generally applied retrospectively, from changes in accounting estimates applied prospectively. The amendments introduce a new definition for accounting estimates clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments do not have a material impact on the Group.
The Organisation for Economic Co-operation and
Development’s (OECD) Pillar Two Rules
We have adopted the amendments to IAS 12 issued in May 2023, which provide a temporary mandatory exception from the requirement to recognise and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules, including tax law that implements qualified domestic minimum top-up taxes described in those rules. Under these amendments, any
Pillar Two taxes incurred by the Group will be accounted for as current taxes from 1 January 2024.